Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv plc *	20,174	2,263,321
BorgWarner, Inc.	17,436	856,282
Ford Motor Co.	291,624	3,674,462
General Motors Co.	103,855	3,809,402
Tesla, Inc. *	200,272	41,548,429
		52,151,896

Banks 3.1%
Bank of America Corp.	519,636	14,861,590
Citigroup, Inc.	144,201	6,761,585
Citizens Financial Group, Inc.	36,674	1,113,789
Comerica, Inc.	9,697	421,044
Fifth Third Bancorp	50,828	1,354,058
First Republic Bank (a)	13,854	193,817
Huntington Bancshares, Inc.	107,433	1,203,250
JPMorgan Chase & Co.	218,434	28,464,134
KeyCorp	69,513	870,303
M&T Bank Corp.	12,610	1,507,778
Regions Financial Corp.	69,581	1,291,423
The PNC Financial Services Group, Inc.	29,871	3,796,604
Truist Financial Corp.	98,787	3,368,637
U.S. Bancorp	103,762	3,740,620
Wells Fargo & Co.	283,693	10,604,444
Zions Bancorp NA	11,211	335,545
		79,888,621

Capital Goods 5.7%
3M Co.	41,011	4,310,666
A.O. Smith Corp.	9,448	653,329
Allegion plc	6,541	698,121
AMETEK, Inc.	17,101	2,485,288
Carrier Global Corp.	62,091	2,840,663
Caterpillar, Inc.	38,745	8,866,406
Cummins, Inc.	10,530	2,515,406
Deere & Co.	20,136	8,313,752
Dover Corp.	10,398	1,579,872
Eaton Corp. plc	29,611	5,073,549
Emerson Electric Co.	42,567	3,709,288
Fastenal Co.	42,499	2,292,396
Fortive Corp.	26,235	1,788,440
Generac Holdings, Inc. *	4,692	506,783
General Dynamics Corp.	16,759	3,824,571
General Electric Co.	81,119	7,754,976
Honeywell International, Inc.	49,756	9,509,367
Howmet Aerospace, Inc.	27,411	1,161,404
Huntington Ingalls Industries, Inc.	2,971	615,057
IDEX Corp.	5,615	1,297,234
Illinois Tool Works, Inc.	20,670	5,032,112
Ingersoll Rand, Inc.	30,147	1,753,953
Johnson Controls International plc	51,151	3,080,313
L3Harris Technologies, Inc.	14,177	2,782,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Lockheed Martin Corp.	16,918	7,997,646
Masco Corp.	16,796	835,097
Nordson Corp.	4,005	890,151
Northrop Grumman Corp.	10,713	4,946,406
Otis Worldwide Corp.	30,893	2,607,369
PACCAR, Inc.	38,836	2,842,795
Parker-Hannifin Corp.	9,560	3,213,212
Pentair plc	12,253	677,223
Quanta Services, Inc.	10,639	1,772,883
Raytheon Technologies Corp.	109,087	10,682,890
Rockwell Automation, Inc.	8,552	2,509,584
Snap-on, Inc.	3,957	976,944
Stanley Black & Decker, Inc.	11,019	887,911
Textron, Inc.	15,543	1,097,802
The Boeing Co. *	41,877	8,895,931
Trane Technologies plc	17,061	3,138,883
TransDigm Group, Inc.	3,864	2,847,961
United Rentals, Inc.	5,160	2,042,122
W.W. Grainger, Inc.	3,348	2,306,136
Westinghouse Air Brake Technologies Corp.	13,538	1,368,150
Xylem, Inc.	13,418	1,404,865
		146,387,002

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	30,850	6,868,136
Broadridge Financial Solutions, Inc.	8,760	1,283,953
Cintas Corp.	6,425	2,972,719
Copart, Inc. *	31,902	2,399,349
CoStar Group, Inc. *	30,279	2,084,709
Equifax, Inc.	9,117	1,849,292
Jacobs Solutions, Inc.	9,439	1,109,177
Leidos Holdings, Inc.	10,179	937,079
Paychex, Inc.	23,880	2,736,409
Republic Services, Inc.	15,293	2,067,920
Robert Half International, Inc.	8,066	649,878
Rollins, Inc.	17,227	646,529
Verisk Analytics, Inc.	11,644	2,234,018
Waste Management, Inc.	27,666	4,514,261
		32,353,429

Consumer Discretionary Distribution & Retail 5.1%
Advance Auto Parts, Inc.	4,398	534,841
Amazon.com, Inc. *	663,864	68,570,512
AutoZone, Inc. *	1,397	3,434,035
Bath & Body Works, Inc.	16,979	621,092
Best Buy Co., Inc.	14,680	1,149,004
CarMax, Inc. *	11,736	754,390
eBay, Inc.	40,407	1,792,859
Etsy, Inc. *	9,361	1,042,160
Genuine Parts Co.	10,496	1,756,086
LKQ Corp.	18,903	1,072,934
Lowe’s Cos., Inc.	45,034	9,005,449
O'Reilly Automotive, Inc. *	4,643	3,941,814
Pool Corp.	2,909	996,158

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ross Stores, Inc.	25,647	2,721,916
The Home Depot, Inc.	75,896	22,398,427
The TJX Cos., Inc.	86,041	6,742,173
Tractor Supply Co.	8,226	1,933,439
Ulta Beauty, Inc. *	3,789	2,067,544
		130,534,833

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	23,305	2,276,665
Garmin Ltd.	11,415	1,152,002
Hasbro, Inc.	9,645	517,840
Lennar Corp., Class A	18,882	1,984,687
Mohawk Industries, Inc. *	3,922	393,063
Newell Brands, Inc.	27,997	348,283
NIKE, Inc., Class B	92,774	11,377,803
NVR, Inc. *	225	1,253,743
PulteGroup, Inc.	16,804	979,337
Ralph Lauren Corp.	3,032	353,743
Tapestry, Inc.	17,621	759,641
VF Corp.	24,548	562,395
Whirlpool Corp.	4,056	535,473
		22,494,675

Consumer Services 2.1%
Booking Holdings, Inc. *	2,888	7,660,160
Caesars Entertainment, Inc. *	15,956	778,812
Carnival Corp. *	74,585	757,038
Chipotle Mexican Grill, Inc. *	2,057	3,513,953
Darden Restaurants, Inc.	9,062	1,406,060
Domino’s Pizza, Inc.	2,636	869,537
Expedia Group, Inc. *	11,019	1,069,174
Hilton Worldwide Holdings, Inc.	19,857	2,797,256
Las Vegas Sands Corp. *	24,463	1,405,399
Marriott International, Inc., Class A	20,031	3,325,947
McDonald’s Corp.	54,528	15,246,574
MGM Resorts International	23,463	1,042,226
Norwegian Cruise Line Holdings Ltd. *	31,390	422,196
Royal Caribbean Cruises Ltd. *	16,341	1,067,067
Starbucks Corp.	85,588	8,912,278
Wynn Resorts Ltd. *	7,678	859,245
Yum! Brands, Inc.	20,856	2,754,661
		53,887,583

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	33,044	16,418,572
Dollar General Corp.	16,649	3,503,949
Dollar Tree, Inc. *	15,485	2,222,872
Sysco Corp.	37,826	2,921,302
Target Corp.	34,269	5,675,974
The Kroger Co.	48,501	2,394,494
Walgreens Boots Alliance, Inc.	53,232	1,840,763
Walmart, Inc.	104,424	15,397,319
		50,375,245

Energy 4.6%
APA Corp.	23,944	863,421
Baker Hughes Co.	74,924	2,162,307
Chevron Corp.	132,442	21,609,237
ConocoPhillips	91,128	9,040,809
Coterra Energy, Inc.	58,709	1,440,719
Devon Energy Corp.	48,673	2,463,341
Diamondback Energy, Inc.	13,686	1,849,937
EOG Resources, Inc.	43,731	5,012,884
EQT Corp.	27,331	872,132
Exxon Mobil Corp.	306,603	33,622,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Halliburton Co.	67,338	2,130,574
Hess Corp.	20,658	2,733,880
Kinder Morgan, Inc.	147,249	2,578,330
Marathon Oil Corp.	47,291	1,133,092
Marathon Petroleum Corp.	33,795	4,556,580
Occidental Petroleum Corp.	54,137	3,379,773
ONEOK, Inc.	33,273	2,114,166
Phillips 66	34,693	3,517,176
Pioneer Natural Resources Co.	17,691	3,613,210
Schlumberger N.V.	105,740	5,191,834
Targa Resources Corp.	16,855	1,229,572
The Williams Cos., Inc.	90,678	2,707,645
Valero Energy Corp.	28,702	4,006,799
		117,829,503

Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	11,748	1,475,431
American Tower Corp.	34,665	7,083,446
AvalonBay Communities, Inc.	10,416	1,750,513
Boston Properties, Inc.	10,600	573,672
Camden Property Trust	8,224	862,204
Crown Castle, Inc.	32,242	4,315,269
Digital Realty Trust, Inc.	21,408	2,104,620
Equinix, Inc.	6,889	4,967,245
Equity Residential	25,327	1,519,620
Essex Property Trust, Inc.	4,823	1,008,682
Extra Space Storage, Inc.	9,971	1,624,575
Federal Realty Investment Trust	5,420	535,659
Healthpeak Properties, Inc.	40,828	896,991
Host Hotels & Resorts, Inc.	53,241	877,944
Invitation Homes, Inc.	43,248	1,350,635
Iron Mountain, Inc.	21,646	1,145,290
Kimco Realty Corp.	46,058	899,513
Mid-America Apartment Communities, Inc.	8,599	1,298,793
Prologis, Inc.	68,723	8,574,569
Public Storage	11,769	3,555,886
Realty Income Corp.	46,689	2,956,347
Regency Centers Corp.	11,466	701,490
SBA Communications Corp.	8,039	2,098,742
Simon Property Group, Inc.	24,340	2,725,350
UDR, Inc.	23,088	947,993
Ventas, Inc.	29,754	1,289,836
VICI Properties, Inc.	74,815	2,440,465
Welltower, Inc.	35,179	2,521,982
Weyerhaeuser Co.	54,543	1,643,381
		63,746,143

Financial Services 7.6%
American Express Co.	44,331	7,312,398
Ameriprise Financial, Inc.	7,842	2,403,573
Berkshire Hathaway, Inc., Class B *	134,168	41,427,053
BlackRock, Inc.	11,153	7,462,695
Capital One Financial Corp.	28,422	2,733,060
Cboe Global Markets, Inc.	7,903	1,060,899
CME Group, Inc.	26,786	5,130,055
Discover Financial Services	19,886	1,965,532
FactSet Research Systems, Inc.	2,857	1,185,912
Fidelity National Information Services, Inc.	44,182	2,400,408
Fiserv, Inc. *	47,278	5,343,832
FleetCor Technologies, Inc. *	5,492	1,157,988
Franklin Resources, Inc.	21,186	570,751
Global Payments, Inc.	19,604	2,063,125
Intercontinental Exchange, Inc.	41,598	4,338,255
Invesco Ltd.	33,857	555,255
Jack Henry & Associates, Inc.	5,432	818,711

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MarketAxess Holdings, Inc.	2,803	1,096,786
Mastercard, Inc., Class A	62,828	22,832,324
Moody's Corp.	11,734	3,590,839
Morgan Stanley	97,291	8,542,150
MSCI, Inc.	5,955	3,332,954
Nasdaq, Inc.	25,261	1,381,019
Northern Trust Corp.	15,529	1,368,571
PayPal Holdings, Inc. *	84,262	6,398,856
Raymond James Financial, Inc.	14,421	1,345,047
S&P Global, Inc.	24,516	8,452,381
State Street Corp.	25,999	1,967,864
Synchrony Financial	32,564	946,961
T. Rowe Price Group, Inc.	16,717	1,887,349
The Bank of New York Mellon Corp.	54,788	2,489,567
The Charles Schwab Corp. (b)	112,911	5,914,278
The Goldman Sachs Group, Inc.	25,216	8,248,406
Visa, Inc., Class A	121,001	27,280,886
		195,005,740

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	133,004	5,934,638
Archer-Daniels-Midland Co.	40,747	3,245,906
Brown-Forman Corp., Class B	13,613	874,907
Bunge Ltd.	11,155	1,065,526
Campbell Soup Co.	14,957	822,336
Conagra Brands, Inc.	35,481	1,332,666
Constellation Brands, Inc., Class A	12,087	2,730,332
General Mills, Inc.	43,911	3,752,634
Hormel Foods Corp.	21,546	859,254
Kellogg Co.	19,056	1,275,990
Keurig Dr Pepper, Inc.	63,273	2,232,271
Lamb Weston Holdings, Inc.	10,707	1,119,096
McCormick & Co., Inc. Non Voting Shares	18,658	1,552,532
Molson Coors Beverage Co., Class B	14,001	723,572
Mondelez International, Inc., Class A	101,549	7,079,996
Monster Beverage Corp. *	56,710	3,062,907
PepsiCo, Inc.	102,570	18,698,511
Philip Morris International, Inc.	115,411	11,223,720
The Coca-Cola Co.	289,764	17,974,061
The Hershey Co.	10,941	2,783,500
The JM Smucker Co.	7,934	1,248,574
The Kraft Heinz Co.	59,279	2,292,319
Tyson Foods, Inc., Class A	21,299	1,263,457
		93,148,705

Health Care Equipment & Services 5.9%
Abbott Laboratories	129,808	13,144,358
Align Technology, Inc. *	5,409	1,807,363
AmerisourceBergen Corp.	12,059	1,930,766
Baxter International, Inc.	37,539	1,522,582
Becton Dickinson & Co.	21,147	5,234,728
Boston Scientific Corp. *	106,629	5,334,649
Cardinal Health, Inc.	19,188	1,448,694
Centene Corp. *	41,024	2,593,127
CVS Health Corp.	95,634	7,106,563
DaVita, Inc. *	4,053	328,739
Dentsply Sirona, Inc.	16,007	628,755
DexCom, Inc. *	28,758	3,341,104
Edwards Lifesciences Corp. *	46,032	3,808,227
Elevance Health, Inc.	17,781	8,175,882
GE HealthCare Technologies, Inc. *	27,023	2,216,669
HCA Healthcare, Inc.	15,787	4,162,716
Henry Schein, Inc. *	10,095	823,146
Hologic, Inc. *	18,371	1,482,540
Humana, Inc.	9,307	4,518,176
IDEXX Laboratories, Inc. *	6,166	3,083,493
SECURITY	NUMBER OF SHARES	VALUE ($)
Insulet Corp. *	5,171	1,649,342
Intuitive Surgical, Inc. *	26,100	6,667,767
Laboratory Corp. of America Holdings	6,597	1,513,484
McKesson Corp.	10,196	3,630,286
Medtronic plc	99,073	7,987,265
Molina Healthcare, Inc. *	4,349	1,163,314
Quest Diagnostics, Inc.	8,273	1,170,464
ResMed, Inc.	10,946	2,397,065
STERIS plc	7,391	1,413,750
Stryker Corp.	25,112	7,168,723
Teleflex, Inc.	3,492	884,559
The Cigna Group	22,242	5,683,498
The Cooper Cos., Inc.	3,674	1,371,725
UnitedHealth Group, Inc.	69,579	32,882,340
Universal Health Services, Inc., Class B	4,758	604,742
Zimmer Biomet Holdings, Inc.	15,623	2,018,492
		150,899,093

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	18,157	1,605,260
Colgate-Palmolive Co.	62,178	4,672,677
Kimberly-Clark Corp.	25,122	3,371,875
The Clorox Co.	9,187	1,453,751
The Estee Lauder Cos., Inc., Class A	17,257	4,253,160
The Procter & Gamble Co.	175,688	26,123,049
		41,479,772

Insurance 2.1%
Aflac, Inc.	41,681	2,689,258
American International Group, Inc.	55,315	2,785,663
Aon plc, Class A	15,295	4,822,361
Arch Capital Group Ltd. *	27,535	1,868,800
Arthur J. Gallagher & Co.	15,791	3,020,976
Assurant, Inc.	3,964	475,958
Brown & Brown, Inc.	17,501	1,004,907
Chubb Ltd.	30,900	6,000,162
Cincinnati Financial Corp.	11,703	1,311,672
Everest Re Group Ltd.	2,916	1,043,986
Globe Life, Inc.	6,734	740,875
Lincoln National Corp.	11,542	259,349
Loews Corp.	14,527	842,857
Marsh & McLennan Cos., Inc.	36,859	6,138,867
MetLife, Inc.	49,063	2,842,710
Principal Financial Group, Inc.	16,940	1,258,981
Prudential Financial, Inc.	27,397	2,266,828
The Allstate Corp.	19,588	2,170,546
The Hartford Financial Services Group, Inc.	23,459	1,634,858
The Progressive Corp.	43,556	6,231,121
The Travelers Cos., Inc.	17,205	2,949,109
W.R. Berkley Corp.	15,219	947,535
Willis Towers Watson plc	7,950	1,847,421
		55,154,800

Materials 2.6%
Air Products and Chemicals, Inc.	16,539	4,750,166
Albemarle Corp.	8,723	1,928,132
Amcor plc	110,858	1,261,564
Avery Dennison Corp.	6,029	1,078,769
Ball Corp.	23,374	1,288,141
Celanese Corp.	7,430	809,053
CF Industries Holdings, Inc.	14,610	1,059,079
Corteva, Inc.	53,067	3,200,471
Dow, Inc.	52,540	2,880,243
DuPont de Nemours, Inc.	34,129	2,449,438
Eastman Chemical Co.	8,846	746,072

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ecolab, Inc.	18,449	3,053,863
FMC Corp.	9,379	1,145,457
Freeport-McMoRan, Inc.	106,417	4,353,519
International Flavors & Fragrances, Inc.	18,985	1,745,861
International Paper Co.	26,487	955,121
Linde PLC	36,676	13,036,117
LyondellBasell Industries N.V., Class A	18,908	1,775,272
Martin Marietta Materials, Inc.	4,624	1,641,797
Newmont Corp.	59,094	2,896,788
Nucor Corp.	18,842	2,910,524
Packaging Corp. of America	6,890	956,539
PPG Industries, Inc.	17,498	2,337,383
Sealed Air Corp.	10,775	494,680
Steel Dynamics, Inc.	12,417	1,403,866
The Mosaic Co.	25,354	1,163,242
The Sherwin-Williams Co.	17,557	3,946,287
Vulcan Materials Co.	9,896	1,697,758
Westrock Co.	18,886	575,456
		67,540,658

Media & Entertainment 6.9%
Activision Blizzard, Inc.	53,022	4,538,153
Alphabet, Inc., Class A *	443,501	46,004,359
Alphabet, Inc., Class C *	386,637	40,210,248
Charter Communications, Inc., Class A *	7,846	2,805,808
Comcast Corp., Class A	313,262	11,875,762
DISH Network Corp., Class A *	18,698	174,452
Electronic Arts, Inc.	19,399	2,336,609
Fox Corp., Class A	22,134	753,663
Fox Corp., Class B	10,241	320,646
Live Nation Entertainment, Inc. *	10,638	744,660
Match Group, Inc. *	20,800	798,512
Meta Platforms, Inc., Class A *	165,740	35,126,936
Netflix, Inc. *	33,164	11,457,499
News Corp., Class A	28,430	490,986
News Corp., Class B	8,844	154,151
Omnicom Group, Inc.	15,096	1,424,157
Paramount Global, Class B	37,617	839,235
Take-Two Interactive Software, Inc. *	11,812	1,409,172
The Interpublic Group of Cos., Inc.	28,929	1,077,316
The Walt Disney Co. *	136,042	13,621,885
Warner Bros Discovery, Inc. *	164,533	2,484,448
		178,648,657

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	131,664	20,983,292
Agilent Technologies, Inc.	22,040	3,049,014
Amgen, Inc.	39,763	9,612,705
Biogen, Inc. *	10,721	2,980,760
Bio-Rad Laboratories, Inc., Class A *	1,603	767,869
Bio-Techne Corp.	11,692	867,429
Bristol-Myers Squibb Co.	158,294	10,971,357
Catalent, Inc. *	13,400	880,514
Charles River Laboratories International, Inc. *	3,786	764,091
Danaher Corp.	48,817	12,303,837
Eli Lilly & Co.	58,715	20,163,905
Gilead Sciences, Inc.	92,855	7,704,179
Illumina, Inc. *	11,712	2,723,626
Incyte Corp. *	13,748	993,568
IQVIA Holdings, Inc. *	13,829	2,750,450
Johnson & Johnson	194,695	30,177,725
Merck & Co., Inc.	188,759	20,082,070
Mettler-Toledo International, Inc. *	1,648	2,521,786
Moderna, Inc. *	24,599	3,777,914
Organon & Co.	18,868	443,775
PerkinElmer, Inc.	9,400	1,252,644
SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	417,916	17,050,973
Regeneron Pharmaceuticals, Inc. *	8,006	6,578,290
Thermo Fisher Scientific, Inc.	29,199	16,829,428
Vertex Pharmaceuticals, Inc. *	19,144	6,031,700
Viatris, Inc.	90,297	868,657
Waters Corp. *	4,423	1,369,493
West Pharmaceutical Services, Inc.	5,512	1,909,743
Zoetis, Inc.	34,700	5,775,468
		212,186,262

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	23,526	1,712,928

Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc. *	120,044	11,765,512
Analog Devices, Inc.	37,737	7,442,491
Applied Materials, Inc.	62,782	7,711,513
Broadcom, Inc.	31,116	19,962,159
Enphase Energy, Inc. *	10,120	2,128,034
First Solar, Inc. *	7,381	1,605,367
Intel Corp.	308,077	10,064,876
KLA Corp.	10,311	4,115,842
Lam Research Corp.	10,049	5,327,176
Microchip Technology, Inc.	40,790	3,417,386
Micron Technology, Inc.	81,255	4,902,927
Monolithic Power Systems, Inc.	3,335	1,669,301
NVIDIA Corp.	183,183	50,882,742
NXP Semiconductors N.V.	19,293	3,597,662
ON Semiconductor Corp. *	32,195	2,650,292
Qorvo, Inc. *	7,444	756,087
QUALCOMM, Inc.	83,027	10,592,585
Skyworks Solutions, Inc.	11,843	1,397,237
SolarEdge Technologies, Inc. *	4,162	1,265,040
Teradyne, Inc.	11,597	1,246,793
Texas Instruments, Inc.	67,471	12,550,281
		165,051,303

Software & Services 10.6%
Accenture plc, Class A	46,879	13,398,487
Adobe, Inc. *	34,092	13,138,034
Akamai Technologies, Inc. *	11,711	916,971
ANSYS, Inc. *	6,485	2,158,208
Autodesk, Inc. *	16,071	3,345,339
Cadence Design Systems, Inc. *	20,422	4,290,458
Ceridian HCM Holding, Inc. *	11,438	837,490
Cognizant Technology Solutions Corp., Class A	37,929	2,311,014
DXC Technology Co. *	17,089	436,795
EPAM Systems, Inc. *	4,282	1,280,318
Fair Isaac Corp. *	1,874	1,316,841
Fortinet, Inc. *	48,277	3,208,489
Gartner, Inc. *	5,883	1,916,505
Gen Digital, Inc.	42,399	727,567
International Business Machines Corp.	67,311	8,823,799
Intuit, Inc.	20,922	9,327,655
Microsoft Corp.	554,277	159,798,059
Oracle Corp.	114,414	10,631,349
Paycom Software, Inc. *	3,594	1,092,612
PTC, Inc. *	7,933	1,017,249
Roper Technologies, Inc.	7,895	3,479,248
Salesforce, Inc. *	74,451	14,873,821
ServiceNow, Inc. *	15,118	7,025,637
Synopsys, Inc. *	11,351	4,384,324

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tyler Technologies, Inc. *	3,101	1,099,739
VeriSign, Inc. *	6,828	1,442,961
		272,278,969

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	44,300	3,620,196
Apple Inc.	1,107,454	182,619,165
Arista Networks, Inc. *	18,428	3,093,324
CDW Corp.	10,079	1,964,296
Cisco Systems, Inc.	305,924	15,992,177
Corning, Inc.	56,674	1,999,459
F5, Inc. *	4,458	649,486
Hewlett Packard Enterprise Co.	95,265	1,517,571
HP, Inc.	64,384	1,889,670
Juniper Networks, Inc.	24,169	831,897
Keysight Technologies, Inc. *	13,264	2,141,871
Motorola Solutions, Inc.	12,447	3,561,460
NetApp, Inc.	16,059	1,025,367
Seagate Technology Holdings plc	14,298	945,384
TE Connectivity Ltd.	23,580	3,092,517
Teledyne Technologies, Inc. *	3,489	1,560,839
Trimble, Inc. *	18,366	962,746
Western Digital Corp. *	23,865	898,995
Zebra Technologies Corp., Class A *	3,845	1,222,710
		229,589,130

Telecommunication Services 1.1%
AT&T, Inc.	530,626	10,214,551
T-Mobile US, Inc. *	44,117	6,389,906
Verizon Communications, Inc.	312,705	12,161,097
		28,765,554

Transportation 1.7%
Alaska Air Group, Inc. *	9,431	395,725
American Airlines Group, Inc. *	48,413	714,092
C.H. Robinson Worldwide, Inc.	8,765	870,978
CSX Corp.	156,529	4,686,478
Delta Air Lines, Inc. *	47,731	1,666,766
Expeditors International of Washington, Inc.	11,847	1,304,591
FedEx Corp.	17,302	3,953,334
JB Hunt Transport Services, Inc.	6,167	1,082,062
Norfolk Southern Corp.	16,972	3,598,064
Old Dominion Freight Line, Inc.	6,745	2,298,966
Southwest Airlines Co.	44,202	1,438,333
Union Pacific Corp.	45,570	9,171,418
United Airlines Holdings, Inc. *	24,344	1,077,222
United Parcel Service, Inc., Class B	54,334	10,540,253
		42,798,282

Utilities 2.8%
Alliant Energy Corp.	18,703	998,740
Ameren Corp.	19,247	1,662,748
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	38,263	3,481,550
American Water Works Co., Inc.	14,366	2,104,475
Atmos Energy Corp.	10,682	1,200,230
CenterPoint Energy, Inc.	46,868	1,380,731
CMS Energy Corp.	21,733	1,333,972
Consolidated Edison, Inc.	26,415	2,527,123
Constellation Energy Corp.	24,346	1,911,161
Dominion Energy, Inc.	62,047	3,469,048
DTE Energy Co.	14,425	1,580,115
Duke Energy Corp.	57,332	5,530,818
Edison International	28,434	2,007,156
Entergy Corp.	15,152	1,632,477
Evergy, Inc.	17,096	1,044,908
Eversource Energy	25,938	2,029,908
Exelon Corp.	73,987	3,099,315
FirstEnergy Corp.	40,444	1,620,187
NextEra Energy, Inc.	147,947	11,403,755
NiSource, Inc.	30,253	845,874
NRG Energy, Inc.	17,059	584,953
PG&E Corp. *	119,868	1,938,266
Pinnacle West Capital Corp.	8,421	667,280
PPL Corp.	54,808	1,523,114
Public Service Enterprise Group, Inc.	37,141	2,319,455
Sempra Energy	23,402	3,537,446
The AES Corp.	49,742	1,197,787
The Southern Co.	81,054	5,639,737
WEC Energy Group, Inc.	23,483	2,225,954
Xcel Energy, Inc.	40,748	2,748,045
		73,246,328
Total Common Stocks (Cost $1,959,362,411)		2,557,155,111
Total Investments in Securities (Cost $1,959,362,411)		2,557,155,111

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/16/23	75	15,516,563	610,784

*	Non-income producing security.
(a)	Subsequent to the period ended March 31, 2023, First Republic Bank was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on May 1, 2023.
(b)	Issuer is affiliated with the fund’s investment adviser.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2023:
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/23	BALANCE OF SHARES HELD AT 3/31/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
The Charles Schwab Corp.	$9,490,058	$57,855	($104,156)	($41,736)	($3,487,743)	$5,914,278	112,911	$28,678

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,557,155,111	$—	$—	$2,557,155,111
Futures Contracts[2]	610,784	—	—	610,784
Total	$2,557,765,895	$—	$—	$2,557,765,895

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715MAR23